                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Deltec Asset Management Corporation
Address: 645 Fifth Avenue
         New York, New York 10022


Form 13F File Number: 28-4706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen Zupello
Title:   Managing Director and Chief Operating Officer
Phone:   (212) 546-6285

Signature, Place, and Date of Signing:

    /s/ Stephen Zupello    New York, New York     May 17, 1999
    ___________________    __________________    ______________
        [Signature]          [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     246

Form 13F Information Table Value Total:     $242,530
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]

                                                   Form 13F INFORMATION TABLE
   COLUMN 1            COLUMN 2     COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6      COLUMN 7        COLUMN 8
   ---------           --------     --------     --------     --------             ---------     --------        --------
                        TITLE       CUSIP    MARKET VALUE SHRS OR  SH/  PUT/      INVESTMENT     OTHER          VOTING AUTHORITY
NAME OF ISSUER         OF CLASS     NUMBER      (X1000)   PRN AMT  PRN  CALL      DISCRETION     MANAGERS       SOLE  SHARED NONE
--------------         --------     ------       ------   -------  ---  ----      ----------     --------       ----- -----  ----
American Telephone &
  Telegraph Co         Common Stock  001957109   $3,320    41,600   SH   n/a         sole                      41,600
AT&T Liberty Media - A Common Stock  001957208        3        58   SH   n/a         sole                          58
Adrian Resources Ltd   Common Stock  00733P108        5    27,500   SH   n/a         sole                      27,500
Aeroflex Inc           Common Stock  007768104    2,497   175,200   SH   n/a         sole                     175,200
Aegon N.V. - American
  Regd Shr             Common Stock  007924103      225     2,500   SH   n/a         sole                       2,500
Aetna Life & Casualty
  Co                   Common Stock  008117103      311     3,744   SH   n/a         sole                       3,744
Affiliated Computer
  Services - A         Common Stock  008190100        9       200   SH   n/a         sole                         200
Agnico Eagle Mines
  Ltd COM              Common Stock  008474108       41     7,800   SH   n/a         sole                       7,800
Agribiotech Inc        Common Stock  008494106       94    15,000   SH   n/a         sole                      15,000
Alcatel Alsthom - Spns
  ADR                  Common Stock  013904305        7       300   SH   n/a         sole                         300
Allstate Corp          Common Stock  020002101       92     2,490   SH   n/a         sole                       2,490
America Online Inc     Common Stock  02364J104      577     3,950   SH   n/a         sole                       3,950
American Express
  Company              Common Stock  025816109      118     1,000   SH   n/a         sole                       1,000
American Home Products Common Stock  026609107      104     1,600   SH   n/a         sole                       1,600
American International
  Group Inc            Common Stock  026874107    3,800    31,500   SH   n/a         sole                      31,500
Ames Dept. Stores,
  Inc.                 Common Stock  030789507      371    10,000   SH   n/a         sole                      10,000
Anadarko Petroleum
  Corp                 Common Stock  032511107    1,036    27,455   SH   n/a         sole                      27,455
Andrx Corp             Common Stock  034551101    2,387    26,200   SH   n/a         sole                      26,200
Anheuser-Busch Cos Inc Common Stock  035229103      457     6,000   SH   n/a         sole                       6,000
Ariel Corp             Common Stock  04033M104      490   230,534   SH   n/a         sole                     230,534
Asia Pulp & Paper Ltd
  Sponsored Adr        Common Stock  04516V100       17     2,000   SH   n/a         sole                       2,000
At Home Corp Ser A     Common Stock  045919107      882     5,600   SH   n/a         sole                       5,600
Atlas Air Inc          Common Stock  049164106    3,265   113,310   SH   n/a         sole                     113,310
Autotote Corp - CL A   Common Stock  053323101    1,162   641,170   SH   n/a         sole                     641,170
Avon Products Inc      Common Stock  054303102        9       200   SH   n/a         sole                         200
BP Amoco PLC Spons ADR Common Stock  055622104      531     5,256   SH   n/a         sole                       5,256
Baltimore Gas & Electric
  Co.                  Common Stock  059165100        6       246   SH   n/a         sole                         246
Bank of Tokyo -
  Mitsubishi ADR       Common Stock  065379109        7       500   SH   n/a         sole                         500
Bankamerica Corp       Common Stock  06605F102    4,924    69,723   SH   n/a         sole                      69,723
Barrick Gold Corp      Common Stock  067901108       70     4,122   SH   n/a         sole                       4,122
BE Aerospace Inc       Common Stock  073302101      601    40,750   SH   n/a         sole                      40,750

                                4




Bellsouth Corp         Common Stock  079860102       17       420   SH   n/a         sole                         420
A.H. Belo Corp - Ser A Common Stock  080555105      456    25,000   SH   n/a         sole                      25,000
Berkshire Hathaway
  Inc - Cl A           Common Stock  084670108      143         2   SH   n/a         sole                           2
Berkshire Hathaway
  Inc - Cl B           Common Stock  084670207        2         1   SH   n/a         sole                           1
Berry Petroleum - CL A Common Stock  085789105        1       132   SH   n/a         sole                         132
Bestfoods              Common Stock  08658U101       82     1,740   SH   n/a         sole                       1,740
Boeing Co              Common Stock  097023105      102     3,000   SH   n/a         sole                       3,000
Bristol-Myers Squibb
  Co.                  Common Stock  110122108      545     8,480   SH   n/a         sole                       8,480
Broadway Financial
  Corp/Del             Common Stock  111444105    1,632   233,131   SH   n/a         sole                     233,131
CFS Bancorp Inc        Common Stock  12525D102    1,743   166,000   SH   n/a         sole                     166,000
CMGI Inc               Common Stock  125750109      384     2,100   SH   n/a         sole                       2,100
CNET, Inc.             Common Stock  125945105       55       600   SH   n/a         sole                         600
CV Therapeutics Inc    Common Stock  126667104       24     5,000   SH   n/a         sole                       5,000
Cadbury Schweppes PLC -
  Sp ADR               Common Stock  127209302      174     3,000   SH   n/a         sole                       3,000
Cadence Design System
  Inc                  Common Stock  127387108    6,627   257,340   SH   n/a         sole                     257,340
Campbell Soup Co.      Common Stock  134429109       41     1,000   SH   n/a         sole                       1,000
CDN Imperial Bk of
  Commerce             Common Stock  136069101       51     2,000   SH   n/a         sole                       2,000
Carson Inc - CL A      Common Stock  145845103        9     2,000   SH   n/a         sole                       2,000
Celadon Group Inc      Common Stock  150838100    1,907   234,711   SH   n/a         sole                     234,711
Chase Manhattan Corp
  New                  Common Stock  16161A108       69       850   SH   n/a         sole                         850
Chevron Corp           Common Stock  166751107       15       175   SH   n/a         sole                         175
China Fund Inc         Common Stock  169373107        2       250   SH   n/a         sole                         250
Cisco Systems Inc      Common Stock  17275R102    1,313    11,985   SH   n/a         sole                      11,985
Citigroup Inc          Common Stock  172967101    5,431    85,020   SH   n/a         sole                      85,020
City Investing Co.
  Liquidating Trust    Common Stock  177900107      320   250,000   SH   n/a         sole                     250,000
Coca-Cola Company      Common Stock  191216100      970    15,810   SH   n/a         sole                      15,810
Coca-Cola Femsa S A
  DE CV                Common Stock  191241108    1,098    67,300   SH   n/a         sole                      67,300
Cognizant Technology
  Solutions Corp.      Common Stock  192446102      278    10,000   SH   n/a         sole                      10,000
Colgate Palmolive Co.  Common Stock  194162103      368     4,000   SH   n/a         sole                       4,000
Command Security Corp  Common Stock  20050L100       14    10,000   SH   n/a         sole                      10,000
Companhia Brazileira
  de Distribuicao      Common Stock  20440T201      525    35,920   SH   n/a         sole                      35,920
CIA Paranaense de
  Energia Cop          Common Stock  20441B407    2,897   386,200   SH   n/a         sole                     386,200
Compaq Computer Corp   Common Stock  204493100    2,843    89,710   SH   n/a         sole                      89,710
Concord Camera Corp    Common Stock  206156101    2,269   562,735   SH   n/a         sole                     562,735
Conectiv Inc           Common Stock  206829103        4       205   SH   n/a         sole                         205

                       Page Total               $59,829

Corn Products
  International Inc    Common Stock  219023108       10       435   SH   n/a         sole                         435
Costco Companies Inc   Common Stock  22160Q102    1,291    14,100   SH   n/a         sole                      14,100
DVI Inc                Common Stock  233343102       15     1,000   SH   n/a         sole                       1,000
Dean Foods Co.         Common Stock  242361103       36     1,000   SH   n/a         sole                       1,000
Dell Computer Corp     Common Stock  247025109      215     5,250   SH   n/a         sole                       5,250
The Walt Disney Co.    Common Stock  254687106       62     2,000   SH   n/a         sole                       2,000
Dreyfus Strategic
  Municipals Inc       Common Stock  261932107        1        53   SH   n/a         sole                          53
Du Pont E I De Nemours
  & Co.                Common Stock  263534109       34       588   SH   n/a         sole                         588
EFTC Corporation       Common Stock  268443108    4,844 1,047,400   SH   n/a         sole                   1,047,400
EMC Corp / Mass        Common Stock  268648102      134     1,050   SH   n/a         sole                       1,050
EPL Technologies Inc   Common Stock  268920204       31     7,500   SH   n/a         sole                       7,500
Esco Electronics Corp  Common Stock  269030201        0        11   SH   n/a         sole                          11
Eastman Chemical
  Company              Common Stock  277432100       15       347   SH   n/a         sole                         347
Eastman Kodak Co       Common Stock  277461109       64     1,000   SH   n/a         sole                       1,000
J.D. Edwards & Co.     Common Stock  281667105       10       850   SH   n/a         sole                         850
Electronics Arts Inc   Common Stock  285512109       38       800   SH   n/a         sole                         800
Embratel Participacoes
  SA - Spns ADR        Common Stock  29081N100      334    20,000   SH   n/a         sole                      20,000
Emerson Electric & Co  Common Stock  291011104       24       450   SH   n/a         sole                         450
Encal Energy Ltd       Common Stock  29250D107        3       763   SH   n/a         sole                         763
Equitable Companies
  Inc                  Common Stock  29444G107      280     4,000   SH   n/a         sole                       4,000
Exxon Corp             Common Stock  302290101      113     1,600   SH   n/a         sole                       1,600
FDX Corporation        Common Stock  31304N107    1,856    20,000   SH   n/a         sole                      20,000
First Union Corp       Common Stock  337358105       53     1,000   SH   n/a         sole                       1,000
Flanders Corporation   Common Stock  338494107    1,831   714,517   SH   n/a         sole                     714,517
Forest Laboratories
  Inc                  Common Stock  345838106    2,900    51,450   SH   n/a         sole                      51,450
Franklin Resources Inc Common Stock  354613101    2,334    83,000   SH   n/a         sole                      83,000
Frequency Electronics
  Inc                  Common Stock  358010106       84    11,250   SH   n/a         sole                      11,250
Furniture Brands
  International Inc    Common Stock  360921100    1,328    60,000   SH   n/a         sole                      60,000
Genelabs Technologies
  Inc                  Common Stock  368706107       42    20,833   SH   n/a         sole                      20,833
General Electric Co.   Common Stock  369604103      111     1,000   SH   n/a         sole                       1,000
General Motors Corp    Common Stock  370442105    1,129    13,000   SH   n/a         sole                      13,000
Genzyme Transgenics
  Corp                 Common Stock  37246E105        2       600   SH   n/a         sole                         600
Gillette Co.           Common Stock  375766102    1,783    30,000   SH   n/a         sole                      30,000
Global Marine Inc      Common Stock  379352404        1        90   SH   n/a         sole                          90
GO2Net, Inc.           Common Stock  383486107      139     1,050   SH   n/a         sole                       1,050
Greater China Fund Inc Common Stock  39167B102        3       416   SH   n/a         sole                         416
Grupo Televisa SA -
  ADR                  Common Stock  40049J206    2,447    78,000   SH   n/a         sole                      78,000
Gulf Canada Resources
  Ltd                  Common Stock  40218L305       13     4,950   SH   n/a         sole                       4,950

Hartford Finl Svse Group
  Inc.                 Common Stock  416515104       55       976   SH   n/a         sole                         976
Hellenic Telecommun
  Org - ADR            Common Stock  423325307    2,221   190,000   SH   n/a         sole                     190,000
Highland Bancorp Inc.  Common Stock  429879109   20,147   548,224   SH   n/a         sole                     548,224
Homestake Mining Co.   Common Stock  437614100       17     2,000   SH   n/a         sole                       2,000
Horizon Organic Holding
  Corp                 Common Stock  44043T103        3       200   SH   n/a         sole                         200
Irsa Inversiones y
  Representaciones
  AD                   Common Stock  450047204        0         0   SH   n/a         sole                           0
ITT Industries Inc
  Ind.                 Common Stock  450911102       17       488   SH   n/a         sole                         488
Idexx Laboratories Inc Common Stock  45168D104      480    20,072   SH   n/a         sole                      20,072
Imatron, Inc.          Common Stock  452906100        1     1,000   SH   n/a         sole                       1,000
Intel Corp             Common Stock  458140100      231     1,940   SH   n/a         sole                       1,940
Intermedia Communications
  Inc                  Common Stock  458801107       51     1,900   SH   n/a         sole                       1,900
International Comfort
  Products ORD         Common Stock  458978103    3,191   405,233   SH   n/a         sole                     405,233
International Business
  Machines Corp        Common Stock  459200101      744     4,200   SH   n/a         sole                       4,200
International Home
  Foods Inc.           Common Stock  459655106    2,327   144,900   SH   n/a         sole                     144,900
Int'l Telecommunication
  Data System In       Common Stock  46047F104      755    61,000   SH   n/a         sole                      61,000
Ireland Bank  ADR      Common Stock  46267Q103        8       100   SH   n/a         sole                         100
JMAR Industries Inc
  COM                  Common Stock  466212107       55    22,000   SH   n/a         sole                      22,000
Jackpot Enterprises
  Inc                  Common Stock  466392107        0        10   SH   n/a         sole                          10
Johnson & Johnson      Common Stock  478160104    2,781    29,688   SH   n/a         sole                      29,688
Jones Apparel Group
  Inc                  Common Stock  480074103      573    20,500   SH   n/a         sole                      20,500
Kimberly Clark Corp    Common Stock  494368103       10       200   SH   n/a         sole                         200
Koninklijke Philips
  Electronics NV ADR   Common Stock  500472105    4,987    60,500   SH   n/a         sole                      60,500
Korean Investment Fund
  Inc                  Common Stock  500637103      302    63,500   SH   n/a         sole                      63,500
Kyzen Corp - CL A      Common Stock  501596100        3     3,000   SH   n/a         sole                       3,000
LNR Property Corp      Common Stock  501940100       20     1,000   SH   n/a         sole                       1,000
Lauder Estee Cos. Inc. Common Stock  518439104       19       200   SH   n/a         sole                         200
Lehman Brothers Holdings
  Inc                  Common Stock  524908100       72     1,200   SH   n/a         sole                       1,200
Level 3 Communications
  Inc                  Common Stock  52729N100      146     2,000   SH   n/a         sole                       2,000
Lilly Eli & Company    Common Stock  532457108    1,040    12,250   SH   n/a         sole                      12,250
Lucasvarity PLC - Adr  Common Stock  549395101        8       165   SH   n/a         sole                         165

                       Page total               $63,874

Lucent Technologies
  Inc                  Common Stock  549463107       78       726   SH   n/a         sole                         726
MCI Worldcom Inc       Common Stock  55268B106    1,690    19,080   SH   n/a         sole                      19,080
MMC Networks Inc.      Common Stock  55308N102      240    15,000   SH   n/a         sole                      15,000
Magnatek Inc           Common Stock  559424106      244    29,100   SH   n/a         sole                      29,100
Magyar Tavkozlesi RT -
  ADR                  Common Stock  559776109      669    25,000   SH   n/a         sole                      25,000
May Dept. Stores Co.
  COM                  Common Stock  577778103        0         6   SH   n/a         sole                           6
McMoran Exploration
  Co.                  Common Stock  582411104        1        93   SH   n/a         sole                          93
Medtronic Inc          Common Stock  585055106       75     1,000   SH   n/a         sole                       1,000
Merck & Co             Common Stock  589331107    3,711    46,280   SH   n/a         sole                      46,280
Merrill Lynch & Co Inc Common Stock  590188108    7,694    87,000   SH   n/a         sole                      87,000
Metal Management Inc   Common Stock  591097100      169   106,000   SH   n/a         sole                     106,000
Microsoft Corp         Common Stock  594918104    1,717    19,160   SH   n/a         sole                      19,160
Micron Technology Inc  Common Stock  595112103       68     1,400   SH   n/a         sole                       1,400
Minorco - ADR          Common Stock  604340307       68     4,000   SH   n/a         sole                       4,000
Mitchell Energy &
  Development-CL A     Common Stock  606592202       10       800   SH   n/a         sole                         800
Morgan J.P. & Co Inc   Common Stock  616880100      155     1,260   SH   n/a         sole                       1,260
Morgan Stanley Dean
  Witter Discovery C   Common Stock  617446448    3,774    37,768   SH   n/a         sole                      37,768
Motorola Inc           Common Stock  620076109        3        45   SH   n/a         sole                          45
National Semiconductor
  Corp                 Common Stock  637640103    1,849   198,500   SH   n/a         sole                     198,500
Neoprobe Corp          Common Stock  640518106        3     2,500   SH   n/a         sole                       2,500
Network Associates
  Inc                  Common Stock  640938106        6       200   SH   n/a         sole                         200
Network Solutions Inc
  Cl A                 Common Stock  64121Q102      106     1,000   SH   n/a         sole                       1,000
Newmont Mining Corp    Common Stock  651639106       45     2,580   SH   n/a         sole                       2,580
Nextel Communications
  Inc CL A             Common Stock  65332V103       11       300   SH   n/a         sole                         300
Nine West Group Inc    Common Stock  65440D102       49     2,000   SH   n/a         sole                       2,000
Open Jit Stk Co-Vimpel
  Communic SP - ADR    Common Stock  68370R109      481    31,000   SH   n/a         sole                      31,000
Orbital Engine Corp -
  ADR                  Common Stock  685563306        2     1,000   SH   n/a         sole                       1,000
PNC BK Corp            Common Stock  693475105      177     3,186   SH   n/a         sole                       3,186
Paine Webber Group Inc Common Stock  695629105    2,193    55,000   SH   n/a         sole                      55,000
Petroleum Geo-
  Services - AL5       Common Stock  716597109    1,098    72,000   SH   n/a         sole                      72,000
Pfizer Inc             Common Stock  717081103    7,699    55,490   SH   n/a         sole                      55,490
Phosphate Resources
  Partners             Common Stock  719217101       18     1,500   SH   n/a         sole                       1,500
Placer Dome Inc.       Common Stock  725906101       52     4,639   SH   n/a         sole                       4,639
Plantronics Inc New    Common Stock  727493108    1,251    20,000   SH   n/a         sole                      20,000
Premier Laser Systems
  Inc - CL A           Common Stock  740522107        9     4,000   SH   n/a         sole                       4,000

Price T. Rowe Price
  Associates           Common Stock  741477103      344    10,000   SH   n/a         sole                      10,000
Pride International
  Inc                  Common Stock  741932107        5       600   SH   n/a         sole                         600
Prison Realty Corp     Common Stock  74264N105    8,743   501,387   SH   n/a         sole                     501,387
Procter & Gamble Co    Common Stock  742718109      539     5,500   SH   n/a         sole                       5,500
Provident American
  Corp                 Common Stock  743832107    5,328   430,550   SH   n/a         sole                     430,550
Qwest Communications
  Intl Inc.            Common Stock  749121109      779    10,800   SH   n/a         sole                      10,800
R&B Falcon Corp        Common Stock  74912E101        9     1,000   SH   n/a         sole                       1,000
RPM Inc - Ohio         Common Stock  749685103       13     1,000   SH   n/a         sole                       1,000
Ranger Oil Ltd         Common Stock  752805101        6     1,000   SH   n/a         sole                       1,000
Read - Rite Corp       Common Stock  755246105       13     2,000   SH   n/a         sole                       2,000
Restoration Hardware
  Inc Del              Common Stock  760981100       22     1,000   SH   n/a         sole                       1,000
Revenue Properties
  Ltd.                 Common Stock  761389402        4     2,100   SH   n/a         sole                       2,100
Robert Half Int'l.,
  Inc.                 Common Stock  770323103      164     5,000   SH   n/a         sole                       5,000
SBC Communications Inc Common Stock  78387G103      528    11,200   SH   n/a         sole                      11,200
SCI Systems Inc        Common Stock  783890106    1,425    48,100   SH   n/a         sole                      48,100
Saks Inc               Common Stock  79377W108    1,638    63,000   SH   n/a         sole                      63,000
Schlumberger Ltd       Common Stock  806857108      417     7,000   SH   n/a         sole                       7,000
Sea Containers Ltd
  Cl B                 Common Stock  811371103      503    17,600   SH   n/a         sole                      17,600
Sea Containers Ltd -
  Cl A                 Common Stock  811371707      872    30,200   SH   n/a         sole                      30,200
Sears Roebuck & Co.    Common Stock  812387108       61     1,344   SH   n/a         sole                       1,344
Sepracor Inc           Common Stock  817315104       56       500   SH   n/a         sole                         500
Servicemaster Company  Common Stock  81760N109      122     6,000   SH   n/a         sole                       6,000
Seven Seas Petroleum
  Corp                 Common Stock  817917107       10     3,000   SH   n/a         sole                       3,000
Siebel Systems, Inc.   Common Stock  826170102     -238    -5,000   SH   n/a         sole                      -5,000
Smart Modular
  Technologies Inc     Common Stock  831690102      801    53,600   SH   n/a         sole                      53,600
Smithkline Beecham
  Plc - ADR            Common Stock  832378301    4,855    67,900   SH   n/a         sole                      67,900
Sony Corp              Common Stock  835699307       27       300   SH   n/a         sole                         300
Starwood Hotels & Resorts
  Worldwide In         Common Stock  85590A203        8       267   SH   n/a         sole                         267
State Street Corp      Common Stock  857477103    1,892    23,000   SH   n/a         sole                      23,000
Staten Island Bancorp
  Inc                  Common Stock  857550107      200    11,617   SH   n/a         sole                      11,617
Stolt Comex Seaway
  S.A. ADR CLASS A     Common Stock  861567105        6       660   SH   n/a         sole                         660
Suburban Lodges of
  America              Common Stock  864444104      224    32,500   SH   n/a         sole                      32,500
Suiza Foods Corp       Common Stock  865077101      505    15,000   SH   n/a         sole                      15,000
Swift Energy Co        Common Stock  870738101        6       700   SH   n/a         sole                         700
TCBY Enterprises Inc   Common Stock  872245105        6     1,000   SH   n/a         sole                       1,000
Tekelec                Common Stock  879101103    2,058   281,500   SH   n/a         sole                     281,500

                       Page total               $67,604
ele Norte Leste
  Participacoes - SA
  ADR                  Common Stock  879246106      154    10,000   SH   n/a         sole                      10,000
Telecomunicaoes
  Brasileiras S        Common Stock  879287308   20,066   248,875   SH   n/a         sole                     248,875
Telefonica de Argentina
  SA - Spns ADR        Common Stock  879378206      303    10,000   SH   n/a         sole                      10,000
Telefonos De Mexico
  SA ADR L             Common Stock  879403780    1,630    24,700   SH   n/a         sole                      24,700
Teleglobe, Inc.        Common Stock  87941V100      303    10,000   SH   n/a         sole                      10,000
Telesp Participacoes
  SA - ADR             Common Stock  87952K100    4,717   228,700   SH   n/a         sole                     228,700
Templeton Dragon Fund
  Inc                  Common Stock  88018T101      495    64,420   SH   n/a         sole                      64,420
Texaco Inc             Common Stock  881694103      297     5,000   SH   n/a         sole                       5,000
Texas Instruments Inc  Common Stock  882508104       50       500   SH   n/a         sole                         500
Texas Utilities Co     Common Stock  882848104       11       275   SH   n/a         sole                         275
Thoratec Labs Corp     Common Stock  885175307      114    15,410   SH   n/a         sole                      15,410
Tier Technologies Inc  Common Stock  88650Q100       26     3,000   SH   n/a         sole                       3,000
Tiffany & Co New       Common Stock  886547108       75     1,000   SH   n/a         sole                       1,000
Time Warner Inc        Common Stock  887315109       71     1,000   SH   n/a         sole                       1,000
Transkaryotic Therapies
  Inc                  Common Stock  893735100       32     1,000   SH   n/a         sole                       1,000
Transwitch Corp        Common Stock  894065101       23       500   SH   n/a         sole                         500
Trico Marine Services
  Inc                  Common Stock  896106101       29     5,050   SH   n/a         sole                       5,050
Triquint Semiconductor
  Inc                  Common Stock  89674K103       11       600   SH   n/a         sole                         600
Tubos De Acero De Mexico
  SA ADR               Common Stock  898592506       21     2,375   SH   n/a         sole                       2,375
Tyco Int'l. Ltd.       Common Stock  902124106      718    10,000   SH   n/a         sole                      10,000
Unibanco - Sponsored
  GDR                  Common Stock  90458E107    2,657   138,000   SH   n/a         sole                     138,000
Unilever PLC-American  Common Stock  904767605       15       400   SH   n/a         sole                         400
Unilever NV - ADR      Common Stock  904784501      266     4,000   SH   n/a         sole                       4,000
Union Carbide Corp     Common Stock  905581104       45     1,000   SH   n/a         sole                       1,000
United International
  Holdings - A         Common Stock  910734102    4,437   102,000   SH   n/a         sole                     102,000
Vencor Inc             Common Stock  92260R102        4     3,000   SH   n/a         sole                       3,000
Ventas Inc             Common Stock  92276F100       18     3,000   SH   n/a         sole                       3,000
Venture Seismic Ltd.   Common Stock  92327K108        3    21,100   SH   n/a         sole                      21,100
Verio Inc              Common Stock  923433106      136     2,950   SH   n/a         sole                       2,950
Vina Concha Y Toro
  SA - ADR             Common Stock  927191106       18       600   SH   n/a         sole                         600
Vivus Inc              Common Stock  928551100        4     1,100   SH   n/a         sole                       1,100
Webs Index Fd Inc      Common Stock  92923H848        7     1,200   SH   n/a         sole                       1,200
WEBS Index Fd Inc      Common Stock  92923H889        9       800   SH   n/a         sole                         800
Wal-Mart Stores Inc    Common Stock  931142103      138     1,500   SH   n/a         sole                       1,500
Watson Pharmaceuticals
  Inc                  Common Stock  942683103    1,127    25,550   SH   n/a         sole                      25,550

Wellsford Real
  Properties           Common Stock  950240101        0        44   SH   n/a         sole                          44
Windmere-Durable
  Holdings             Common Stock  973411101        4       500   SH   n/a         sole                         500
Wyman Gordon Company   Common Stock  983085101    4,858   525,150   SH   n/a         sole                     525,150
YPF S.A. - Sponsored
  ADR                  Common Stock  984245100    4,962   157,200   SH   n/a         sole                     157,200
Yahoo Inc              Common Stock  984332106      365     2,170   SH   n/a         sole                       2,170
Zeneca Group Plc ADR   Common Stock  98934D106    2,965    63,000   SH   n/a         sole                      63,000
Zenix Income Fund Inc. Common Stock  989414107       39     6,500   SH   n/a         sole                       6,500

                       Page total               $51,223

                       GRAND TOTAL             $242,530
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01552002.AA6